Equity Incentive Plans - Schedule of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Beginning balance	35	1,015
Vested	(35)	(516)
Forfeited or expired		(464)
Number of Shares Ending balance	0	35
Weighted Average Exercise Price Beginning Balance	$ 0.77	$ 0.65
Vested	0.77	0.54
Forfeited or expired		0.77
Weighted Average Exercise Price Ending Balance	$ 0	$ 0.77
Other Liabilities Beginning balance	$ 27	$ 663
Vested	(27)	(279)
Forfeited or expired	(357)
Other Liabilities Ending balance	$ 0	$ 27